SHELTON EQUITY PREMIUM INCOME ETF
Portfolio of Investments
9/30/2025

Security Description	Shares	Value
Common Stock (96.54%)

Basic Materials (2.04%)
Newmont Corp(a)	4,650	$392,042

Communications (18.96%)
Alphabet Inc(a)	3,000	729,300
Amazon.com Inc*,(a)	3,360	737,755
Arista Networks Inc*,(a)	2,670	389,046
eBay Inc(a)	4,800	436,560
Meta Platforms Inc(a)	900	660,942
Netflix Inc*,(a)	420	503,546
Verizon Communications Inc(a)	4,200	184,590
Total Communications		3,641,739

Consumer, Cyclical (8.94%)
DR Horton Inc(a)	780	132,187
Fastenal Co(a)	8,700	426,648
General Motors Co(a)	6,570	400,573
Hilton Worldwide Holdings Inc(a)	1,230	319,111
Walmart Inc(a)	4,260	439,036
Total Consumer, Cyclical		1,717,555

Consumer, Non-Cyclical (12.38%)
CVS Health Corp(a)	4,260	321,161
Cardinal Health Inc(a)	2,580	404,957
The Hershey Co(a)	2,070	387,194
Johnson & Johnson(a)	3,330	617,449
Merck & Co Inc(a)	5,460	458,258
The Procter & Gamble Co(a)	1,230	188,990
Total Consumer, Non-Cyclical		2,378,009

Energy (3.08%)
Exxon Mobil Corp(a)	5,250	591,938

Financial (15.56%)
Berkshire Hathaway Inc*,(a)	810	407,219
CBRE Group Inc*,(a)	2,490	392,324
The Goldman Sachs Group Inc(a)	840	668,934
JPMorgan Chase & Co(a)	1,230	387,979
Mastercard Inc(a)	840	477,800
The Travelers Cos Inc(a)	1,230	343,441
Wells Fargo & Co(a)	3,720	311,810
Total Financial		2,989,507

Industrial (5.49%)
Caterpillar Inc(a)	1,680	801,612
Norfolk Southern Corp(a)	840	252,344
Total Industrial		1,053,956

Technology (27.46%)
Advanced Micro Devices Inc*,(a)	2,310	373,735
Apple Inc(a)	3,930	1,000,694
Broadcom Inc(a)	2,160	712,606
International Business Machines Corp(a)	1,530	431,705
Intuit Inc(a)	570	389,259
Leidos Holdings Inc(a)	1,290	243,758
Microsoft Corp(a)	1,470	761,387
NVIDIA Corp(a)	4,380	817,220
Oracle Corp(a)	1,080	303,739
Texas Instruments Inc(a)	1,320	242,524
Total Technology		5,276,627

Utilities (2.63%)
NRG Energy Inc(a)	3,120	505,284

Total Common Stock (Cost $18,271,053)		18,546,657

Total Investments (Cost $18,271,053) (96.54%)		$18,546,657
Other Net Assets (3.46%)		665,023
Net Assets (100.00%)		$19,211,680

* Non-income producing security.

(a) A portion of these securities, a total of $8,143,188, have been pledged or segregated in connection with obligations for written call options.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Advanced Micro Devices Inc	10/17/2025	(2)	165.00	$33,000	$(1,016)
Advanced Micro Devices Inc	10/17/2025	(2)	170.00	34,000	(668)
Advanced Micro Devices Inc	10/17/2025	(5)	175.00	87,500	(1,080)
Alphabet Inc	10/17/2025	(3)	245.00	73,500	(1,740)
Alphabet Inc	10/17/2025	(7)	260.00	182,000	(1,078)
Alphabet Inc	10/17/2025	(1)	265.00	26,500	(96)
Amazon.com Inc	10/17/2025	(2)	235.00	47,000	(234)
Amazon.com Inc	10/17/2025	(10)	245.00	245,000	(420)
Apple Inc	10/17/2025	(9)	245.00	220,500	(10,665)
Apple Inc	10/17/2025	(4)	250.00	100,000	(3,176)
Apple Inc	10/17/2025	(2)	260.00	52,000	(556)
Arista Networks Inc	10/17/2025	(11)	155.00	170,500	(2,640)
Berkshire Hathaway Inc	10/17/2025	(3)	505.00	151,500	(1,686)
Berkshire Hathaway Inc	10/17/2025	(1)	520.00	52,000	(124)
Broadcom Inc	10/17/2025	(2)	360.00	72,000	(552)
Broadcom Inc	10/17/2025	(2)	370.00	74,000	(350)
Broadcom Inc	10/17/2025	(4)	390.00	156,000	(276)
Cardinal Health Inc	10/17/2025	(12)	155.00	186,000	(5,640)
Caterpillar Inc	10/17/2025	(2)	440.00	88,000	(7,840)
Caterpillar Inc	10/17/2025	(4)	450.00	180,000	(11,696)
Caterpillar Inc	10/17/2025	(2)	480.00	96,000	(1,560)
CBRE Group Inc	10/17/2025	(1)	165.00	16,500	(90)
CBRE Group Inc	10/17/2025	(11)	170.00	187,000	(385)
CVS Health Corp	10/17/2025	(18)	77.50	139,500	(2,502)
CVS Health Corp	10/17/2025	(1)	80.00	8,000	(81)
DR Horton Inc	10/17/2025	(2)	185.00	37,000	(102)
DR Horton Inc	10/17/2025	(1)	190.00	19,000	(25)
eBay Inc	10/17/2025	(12)	92.50	111,000	(2,232)
eBay Inc	10/17/2025	(8)	95.00	76,000	(840)
Exxon Mobil Corp	10/17/2025	(6)	115.00	69,000	(726)
Exxon Mobil Corp	10/17/2025	(18)	120.00	216,000	(486)
Fastenal Co	10/17/2025	(41)	50.00	205,000	(4,100)
General Motors Co	10/17/2025	(15)	60.00	90,000	(2,985)
General Motors Co	10/17/2025	(9)	62.50	56,250	(756)
The Goldman Sachs Group Inc	10/17/2025	(1)	770.00	77,000	(3,600)
The Goldman Sachs Group Inc	10/17/2025	(2)	810.00	162,000	(3,380)
The Goldman Sachs Group Inc	10/17/2025	(1)	850.00	85,000	(600)
The Hershey Co	10/17/2025	(1)	195.00	19,500	(129)
The Hershey Co	10/17/2025	(7)	200.00	140,000	(294)
Hilton Worldwide Holdings Inc	10/17/2025	(1)	270.00	27,000	(215)
Hilton Worldwide Holdings Inc	10/17/2025	(3)	290.00	87,000	(75)
International Business Machines Corp	10/17/2025	(2)	255.00	51,000	(6,150)
International Business Machines Corp	10/17/2025	(4)	270.00	108,000	(6,540)
International Business Machines Corp	10/17/2025	(1)	275.00	27,500	(1,183)
Intuit Inc	10/17/2025	(2)	680.00	136,000	(3,386)
Johnson & Johnson	10/17/2025	(3)	180.00	54,000	(2,100)
Johnson & Johnson	10/17/2025	(9)	185.00	166,500	(3,312)
JPMorgan Chase & Co	10/17/2025	(1)	315.00	31,500	(815)
JPMorgan Chase & Co	10/17/2025	(2)	320.00	64,000	(1,126)
JPMorgan Chase & Co	10/17/2025	(1)	330.00	33,000	(245)
Leidos Holdings Inc	10/17/2025	(2)	185.00	37,000	(1,402)
Leidos Holdings Inc	10/17/2025	(2)	190.00	38,000	(730)
Mastercard Inc	10/17/2025	(1)	585.00	58,500	(423)
Mastercard Inc	10/17/2025	(3)	610.00	183,000	(186)
Merck & Co Inc	10/17/2025	(2)	80.00	16,000	(958)
Merck & Co Inc	10/17/2025	(17)	85.00	144,500	(2,890)
Merck & Co Inc	10/17/2025	(6)	90.00	54,000	(228)
Meta Platforms Inc	10/17/2025	(1)	780.00	78,000	(457)
Meta Platforms Inc	10/17/2025	(2)	790.00	158,000	(616)
Meta Platforms Inc	10/17/2025	(1)	810.00	81,000	(158)
Microsoft Corp	10/17/2025	(2)	520.00	104,000	(1,690)
Microsoft Corp	10/17/2025	(5)	530.00	265,000	(2,190)
Netflix Inc	10/17/2025	(1)	1,250.00	125,000	(1,140)
Netflix Inc	10/17/2025	(2)	1,280.00	256,000	(1,194)
Netflix Inc	10/17/2025	(1)	1,340.00	134,000	(148)

Newmont Corp	10/17/2025	(6)	80.00	48,000	(3,330)
Newmont Corp	10/17/2025	(14)	82.50	115,500	(5,390)
Newmont Corp	10/17/2025	(2)	88.00	17,600	(268)
Newmont Corp	10/17/2025	(1)	90.00	9,000	(96)
Norfolk Southern Corp	10/17/2025	(3)	290.00	87,000	(3,720)
Norfolk Southern Corp	10/17/2025	(1)	300.00	30,000	(516)
NRG Energy Inc	10/17/2025	(3)	160.00	48,000	(2,145)
NRG Energy Inc	10/17/2025	(1)	175.00	17,500	(172)
NRG Energy Inc	10/17/2025	(9)	180.00	162,000	(900)
NVIDIA Corp	10/17/2025	(5)	180.00	90,000	(5,100)
NVIDIA Corp	10/17/2025	(2)	185.00	37,000	(1,400)
NVIDIA Corp	10/17/2025	(14)	190.00	266,000	(6,300)
Oracle Corp	10/17/2025	(1)	250.00	25,000	(3,316)
Oracle Corp	10/17/2025	(1)	320.00	32,000	(305)
Oracle Corp	10/17/2025	(5)	330.00	165,000	(1,050)
The Procter & Gamble Co	10/17/2025	(1)	155.00	15,500	(189)
The Procter & Gamble Co	10/17/2025	(2)	160.00	32,000	(108)
The Procter & Gamble Co	10/17/2025	(1)	165.00	16,500	(17)
Texas Instruments Inc	10/17/2025	(3)	190.00	57,000	(720)
Texas Instruments Inc	10/17/2025	(1)	195.00	19,500	(128)
The Travelers Cos Inc	10/17/2025	(1)	280.00	28,000	(726)
The Travelers Cos Inc	10/17/2025	(3)	290.00	87,000	(855)
Verizon Communications Inc	10/17/2025	(3)	44.00	13,200	(141)
Verizon Communications Inc	10/17/2025	(18)	45.00	81,000	(216)
Walmart Inc	10/17/2025	(20)	105.00	210,000	(2,100)
Walmart Inc	10/17/2025	(1)	110.00	11,000	(18)
Wells Fargo & Co	10/17/2025	(14)	85.00	119,000	(2,772)
Wells Fargo & Co	10/17/2025	(1)	87.50	8,750	(107)
Wells Fargo & Co	10/17/2025	(1)	90.00	9,000	(52)
Total Written Call Options				$8,415,300	$(158,120)
(Premiums Received $120,083)